Nature of operations and reorganizations - Share distribution (Details)	Apr. 16, 2021 shares
Class A ordinary shares
Reorganization [Line Items]
Number of shares distribution	952,618,780
Class B ordinary shares
Reorganization [Line Items]
Percentage of voting power of the Company's total issued	86.60%
Beneficial ownership | Class B ordinary shares
Reorganization [Line Items]
Percentage of voting power of the Company's total issued	39.40%
Relx Holdings Limited | Class B ordinary shares
Reorganization [Line Items]
Number of shares distribution	618,171,790